Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 17 – SUBSEQUENT EVENT

On January 16, 2019, the Company entered into a Securities Purchase Agreement with Honbridge Holdings Limited, and the Company agreed to sell 2,000,000 Ordinary Shares of the Company at a price of $6 per share for a total amount of $12,000,000.